Goodwill and Intangible Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 22, 2011	Jan. 02, 2011
Components of goodwill
Beginning Balance	$ 20,561,980	$ 343,986
Acquisitions	4,057,477	20,217,994	343,986
Ending Balance	24,619,457	20,561,980	343,986
Tropical [Member]
Components of goodwill
Beginning Balance	174,746	174,746		174,746
Acquisitions			174,746
Ending Balance	174,746	174,746	174,746	174,746
RM Engineering [Member]
Components of goodwill
Beginning Balance	169,240	169,240
Acquisitions			169,240
Ending Balance	169,240	169,240	169,240
ADEX [Member]
Components of goodwill
Beginning Balance	10,474,212
Acquisitions		10,474,212
Ending Balance	10,474,212	10,474,212
TNS [Member]
Components of goodwill
Beginning Balance	4,002,654
Acquisitions		4,002,654
Ending Balance	4,002,654	4,002,654
ERFS [Member]
Components of goodwill
Beginning Balance	5,741,128
Acquisitions		5,741,128
Ending Balance	5,741,128	5,741,128
AW Solutions [Member]
Components of goodwill
Beginning Balance
Acquisitions	4,057,477
Ending Balance	$ 4,057,477